COMMITMENTS AND CONTINGENT LIABILITIES (Urethane Matters) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2013	Mar. 31, 2016	Mar. 31, 2013	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Gain (loss) related to litigation settlement				$ (137)	$ (1,219)
Industrial Intermediates & Infrastructure [Member]
Loss Contingencies [Line Items]
Gain (loss) related to litigation settlement				$ 0	(1,235)
Urethane Antitrust Litigation
Loss Contingencies [Line Items]
Litigation settlement		$ 835
Urethane Matters Class Action Lawsuit
Loss Contingencies [Line Items]
Damages awarded	$ 1,060
Urethane Matters Class Action Lawsuit | Industrial Intermediates & Infrastructure [Member]
Loss Contingencies [Line Items]
Gain (loss) related to litigation settlement		(835)
Urethane Matters Class Action Lawsuit | Pending Litigation
Loss Contingencies [Line Items]
Damages awarded			$ 400
Urethane Matters Opt-out Cases
Loss Contingencies [Line Items]
Litigation settlement					$ 400
Urethane Matters Opt-out Cases | Industrial Intermediates & Infrastructure [Member]
Loss Contingencies [Line Items]
Gain (loss) related to litigation settlement		$ (400)